Financial Instruments and Fair Value Measurements - Non-Recurring Measurements for Long-lived Assets (Table) (Details) - On nonrecuring basis $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Non-Recurring measurements:
Impairment loss	$ 291
Vessels, net
Non-Recurring measurements:
Impairment loss	291
Significant Other Observable Inputs (Level 2)
Non-Recurring measurements:
Vessels, net (Note 7)	26,375
Total	$ 26,375